Document And Entity Information	Apr. 16, 2025
Document Information [Line Items]
Entity, Registrant Name	Charlie's Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 16, 2025
Entity, File Number	001-32420
Entity, Incorporation, State or Country Code	NV
Entity, Tax Identification Number	84-1575085
Entity, Address, Address Line One	1007 Brioso Drive
Entity, Address, City or Town	Costa Mesa
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92627
City Area Code	949
Local Phone Number	203-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001134765